Summary Prospectus of

► MoA Funds
MoA Clear Passage 2070 FundTM
May 1, 2025, as supplemented January 7, 2026
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders, and other information about the Fund online at moafunds.com/resources#docs-funddocs. You can also get this information at no cost by calling 800.914.8716 or by sending an e-mail request to moafunds@dfinsolutions.com. The Fund’s current statutory prospectus dated May 1, 2025, as supplemented January 7, 2026, and statement of additional information, dated September 2, 2025, (each as supplemented or revised from time to time), are incorporated by reference into this summary prospectus.
Investment Objective. The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”).
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	0.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses[1]	11.68%
Acquired Fund Fees and Expenses[2]	0.23%
Total Annual Fund Operating Expenses	11.96%
Fee Waiver and/or Expense Reimbursement*	(11.60%)
Total Annual Fund Operating Expenses	0.36%

1
Other expenses are based on estimated amounts for the Fund's current fiscal year.
2
Acquired Fund Fees and Expenses (“AFFEs”) reflect fees and expenses incurred indirectly by the Fund through its investments in the underlying Funds. The AFFEs are estimated, as the Fund commenced operations on or after May 1, 2025.
*
The Adviser has contractually agreed to waive its advisory fee and/or reimburse the Fund’s ordinary operating expenses to the extent necessary to limit the ordinary operating expenses (other than shareholder services fees, taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, acquired fund fees and expenses, any investment-related expenses, any extraordinary expenses, and the investment advisory fee) to an amount not to exceed the annual rate of 0.08% based on the Fund’s average daily net assets. This contractual obligation may not be terminated before April 30, 2026, without the consent of the Board of Directors.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The Example reflects the expense reimbursement for the first year. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years
$37	$2,369
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or after May 1, 2025, information regarding turnover for a full calendar year is not available as of the date of this prospectus.
Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that the Adviser selects to seek to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.
The Clear Passage 2070 Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2070. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Clear Passage Fund approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Fund will invest in fixed income IC Funds and the less it will invest in equity IC Funds. A Clear Passage Fund that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10% at the time it reaches its Target Retirement Date, of its assets invested in equity IC Funds.
As of the commencement of operations, the Fund’s expected asset allocation among the underlying funds was as follows, but the actual allocations may differ from those shown:
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MoA Equity Index Fund 48.9%
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MoA Mid Cap Equity Index Fund 12.1%
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MoA Mid Cap Value Fund 2.6%
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MoA International Fund 22.3%
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MoA Small Cap Equity Index Fund 3.5%
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MoA Small Cap Growth Fund 3.0%
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MoA Small Cap Value Fund 3.3%
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MoA US Government Money Market Fund 0.9%
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MoA Core Bond Fund 3.0%
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MoA Intermediate Bond Fund 0.4%
The Fund's actual allocation as of the commencement of operations may differ from that shown above. The Fund has no obligation to provide notice if the allocation differs from that shown.

The periodic reallocations of the assets of each Clear Passage Fund will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Target Date Funds, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
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General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
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Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. These risks include Company, Market, Small-Cap, Mid-Cap, Value Stock, Growth Stock and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.
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Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
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Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
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Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
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New Fund risk: The Fund is new and has fewer assets than an older fund and therefore, may have higher expenses than an older fund. While the Adviser has contractually agreed to reimburse the Fund’s direct operating expenses for, at a minimum, its first three years of operation in order to limit expenses, it may take more time for the Fund’s assets to grow large enough to offset high expenses.
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Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.
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Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. Mid-cap stocks may also have lower trading volumes than large-cap stocks, and this lower trading volume may cause disproportionate decreases in the market price of mid-cap stocks during times of greater selling pressure.
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Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.
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Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not achieve their growth potential and may be more volatile than, and may not outperform, value style investing.
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Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
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Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.
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Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
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Interest Rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Fund faces a heightened level of interest rate risk as the U.S. Federal Reserve (the “Fed”) has recently raised interest rates in an attempt to ease inflationary pressures. Further, the Fed’s efforts to reduce inflation may contribute to a deterioration in economic conditions and to a general decline in the market values of investment securities.

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Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
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Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable or unwilling to make principal and interest payments when they are due.
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Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
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Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Fund returns.
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Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.
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Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
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Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
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Eurozone Investment risk: The United Kingdom’s recent departure from the European Union, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom.
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Target Date Fund risk:
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The Fund is subject to the same risks as the underlying Investment Company Funds (“IC Funds”) in which it invests.
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The Clear Passage Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Clear Passage Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Clear Passage Fund could decline in value, and you could lose money by investing in the Clear Passage Fund, even after the Target Retirement Date.
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There is no guarantee that the Fund will provide adequate income at and through your retirement.
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The Clear Passage Fund has assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Clear Passage Fund has assets allocated to the International Fund and is subject to the risks of investing in international securities.
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The Clear Passage Fund will continue to have a significant investment in equities at and after your retirement date.
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The appropriate Clear Passage Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income. Regardless of what Clear Passage Fund you select, the allocations of a Clear Passage Fund do not take into account current market dynamics or your specific circumstances at any given time, such as varying financial circumstances and risk tolerances.

Performance/Annual Return. Because the Fund commenced operations on or after May 1, 2025, information regarding performance for a full calendar year is not available as of the date of this prospectus.
Updated performance information is available at no cost online at moafunds.com or by calling 800.914.8716.
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and Joseph R. Gaffoglio, President and Chief Executive Officer of the Adviser, will be portfolio managers of the Fund at its inception in May 2025 and will be primarily responsible for the day-to-day management of the Fund.
Purchase and Sale of Fund Shares. Fund shares held directly by investors may be purchased or redeemed by mail to MoA Funds Corporation, PO Box 534499, Pittsburgh, PA 15253-4499 or by telephone by calling the Investment Company’s Customer Service at 800.914.8716. Such investors may purchase shares of the Fund by check or wire. The minimum initial investment in the Fund is $1,000, although the Fund may waive this minimum at its discretion. There is no minimum for subsequent investments. Fund shares may be purchased or redeemed on any day the New York Stock Exchange is open.
For investors whose interest in the Fund is through an insurance company Separate Account, you can purchase or redeem Separate Account units that invest in the Fund either by calling or writing to your Mutual of America Regional Office, which can be found on mutualofamerica.com.
Any minimum initial or subsequent investment requirement for Separate Account Units that invest in the Fund is disclosed in the prospectus for your annuity contract or life insurance policy.
Shares held through a financial intermediary, including in a retirement plan, can be purchased or redeemed through the financial intermediary.
Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase the Fund through a broker dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Tax Information.
For direct investments into the Funds, distributions you receive from the Fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).
For investors whose interest in the Fund is through an insurance company Separate Account, no discussion is included as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of contracts or policies under a Separate Account accessing this Fund, see the prospectus for your contract or policy.

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